11. GE Royalty Obligation (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Tier 1 | Maximum
Net Sales in Contract Year	$ 0	$ 50,000,000
Tier 1 | Minimum
Net Sales in Contract Year	$ 50,000,000	$ 0
Percentage of the Contract Year Net Sales owed to GE	7.00%	7.00%
Tier 2 | Maximum
Net Sales in Contract Year	$ 100,000,000	$ 100,000,000
Tier 2 | Minimum
Net Sales in Contract Year	$ 50,000,001	$ 50,000,001
Percentage of the Contract Year Net Sales owed to GE	6.00%	6.00%
Tier 3 | Minimum
Net Sales in Contract Year	$ 100,000,001	$ 100,000,001
Percentage of the Contract Year Net Sales owed to GE	5.00%	5.00%